UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21759

Name of Fund: BlackRock Long-Horizon Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-

Horizon Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 1.8%
CCR SA	1,002,495	$4,456,249
Itau Unibanco Holding SA, Preference Shares	488,262	4,289,467

		8,745,716
China — 3.8%
Baidu, Inc. — ADR (a)	108,593	18,749,667
Denmark — 2.0%
Novo Nordisk A/S, Class B	170,568	10,066,318
France — 2.7%
AXA SA	516,117	13,592,052
Germany — 3.7%
Porsche Automobil Holding SE, Preference Shares	244,673	18,441,206
Greece — 0.7%
OPAP SA	494,693	3,500,598
India — 4.7%
HDFC Bank Ltd.	1,139,477	23,014,015
Netherlands — 12.6%
ASML Holding NV	110,751	11,009,255
Delta Lloyd NV	975,473	17,317,788
ING Groep NV CVA	1,075,986	18,299,461
Royal Dutch Shell PLC, Class A	547,504	15,693,311

		62,319,815
South Korea — 4.0%
Samsung Electronics Co. Ltd., Preference Shares	25,470	20,035,498
United Kingdom — 12.8%
AstraZeneca PLC	338,004	22,818,172
Delta Topco Ltd., (Acquired 5/02/12, cost $962,533) (b)	1,559,597	893,649
Imperial Tobacco Group PLC	392,195	20,581,044
Lloyds Banking Group PLC	14,743,046	19,198,529

		63,491,394
United States — 45.8%
AbbVie, Inc.	219,219	15,347,522
Allergan PLC (a)	65,010	21,528,062
AutoZone, Inc. (a)	26,180	18,350,609
Cerner Corp. (a)	176,599	12,665,680
Citigroup, Inc.	368,414	21,537,483
Citizens Financial Group, Inc.	558,260	14,553,838
Comcast Corp., Class A	306,274	19,114,560
Discovery Communications, Inc., Class A (a)(c)	332,714	10,986,216
Discovery Communications, Inc., Class C (a)	159,300	4,826,790
Google, Inc., Class C (a)	35,717	22,344,912
H&R Block, Inc.	494,762	16,470,627

Common Stocks	Shares		Value
United States (concluded)
JPMorgan Chase & Co.		303,573	$20,803,858
Union Pacific Corp.		150,054	14,643,770
Western Digital Corp.		158,419	13,633,539

			226,807,466
Total Common Stocks — 94.6%			468,763,745

Corporate Bonds	Par (000)
China — 0.0%
China Milk Products Group Ltd., 0.00%, 1/15/12 (a)(d)(e)	USD	1,000	10,000
United Kingdom — 0.3%
Delta Topco Ltd., (Acquired 5/02/12, cost $1,330,603), 10.00%, 11/24/60 (b)		1,439	1,439,695
Total Corporate Bonds — 0.3%			1,449,695

Preferred Stock	Shares
United States — 1.4%
Proteus Digital Health, (Acquired 7/22/14, cost $7,000,007), 0.00% (b)		532,725	7,000,007
Total Long-Term Investments (Cost — $424,479,218) — 96.3%			477,213,447

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (f)(g)		24,310,200	24,310,200

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (f)(g)(h)		$2,019,120	2,019,120
Total Short-Term Securities (Cost — $26,329,320) — 5.3%			26,329,320
Total Investments (Cost — $450,808,538*) — 101.6%			503,542,767
Liabilities in Excess of Other Assets — (1.6)%			(7,730,133)

Net Assets — 100.0%			$495,812,634

BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$450,931,832

Gross unrealized appreciation	$70,541,353
Gross unrealized depreciation	(17,930,418)

Net unrealized appreciation	$52,610,935

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $9,333,351 and an original cost of $9,293,143 which was 1.9% of its net assets.

(c)	Security, or a portion of security, is on loan.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Zero-coupon bond.

(f)	During the period ended July 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2014	Net Activity	Shares/Beneficial Interest Held at July 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	18,826,796	5,483,404	24,310,200	$8,101
BlackRock Liquidity Series, LLC, Money Market Series	14,123,480	(12,104,360)	2,019,120	$4,417

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
EUR	Euro
USD	U.S. Dollar

2	BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

Fair Value Hierarchy as of July 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$8,745,716	—	—	$8,745,716
China	18,749,667	—	—	18,749,667
Denmark	—	$10,066,318	—	10,066,318
France	—	13,592,052	—	13,592,052
Germany	—	18,441,206	—	18,441,206
Greece	—	—	$3,500,598	3,500,598
India	—	23,014,015	—	23,014,015
Netherlands	17,317,788	45,002,027	—	62,319,815
South Korea	—	20,035,498	—	20,035,498
United Kingdom	—	62,597,745	893,649	63,491,394
United States	226,807,466	—	—	226,807,466
Corporate Bonds	—	—	1,449,695	1,449,695
Preferred Stock	—	—	7,000,007	7,000,007
Short-Term Securities:
Money Market Funds	24,310,200	2,019,120	—	26,329,320

Total	$295,930,837	$194,767,981	$12,843,949	$503,542,767

BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$414	—	—	$414
Liabilities:
Collateral on securities loaned at value	—	$(2,019,120)	—	(2,019,120)

Total	$414	$(2,019,120)	—	$(2,018,706)

During the period ended July 31, 2015, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stock	Corporate Bonds	Preferred Stock	Total
Assets:
Opening Balance, as of October 31, 2014	$913,924	$1,323,006	$7,000,007	$9,236,937
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	(1,181,753)	—	(1,181,753)
Net change in unrealized appreciation (depreciation)[1,2]	(1,037,209)	1,177,652	—	140,443
Purchases	4,517,532	130,790	—	4,648,322
Sales	—	—	—	—
Closing Balance, as of July 31, 2015	$4,394,247	$1,449,695	$7,000,007	$12,843,949

Net change in unrealized appreciation (depreciation) on investments held as of July 31, 2015[1]	$(1,037,209)	$1,177,652	—	$140,443

[1] Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

[2]    As of July 31, 2015, any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments held is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of July 31, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $10,000. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Unobservable Inputs Utilized
Assets:
Common Stocks	$4,394,247	Market Comparable Companies	Run Rate EBITDA Multiple[1]	21.50x
		Last Traded Price — Adjusted	Discount Rate[2]	17.50%
Corporate Bonds	1,439,695	Market Comparable Companies	Run Rate EBITDA Multiple[1]	21.50x
Preferred Stocks	7,000,007	Cost[3]	N/A	—

Total	$12,833,949

[1] Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
[2] Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

4	BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock Long-Horizon Equity Fund

[3]   The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2015	5

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Horizon Equity Fund

Date: September 22, 2015